Employee Benefit Plan, Master Trust (Details) - EBP 001 [Member] - USD ($) $ in Millions	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Interest in Master Trust, Percentage	96.00%		96.00%
Net assets available for benefits	$ 15,730	$ 14,203	$ 14,203
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	15,401		13,774
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	777		759
Total assets	16,178		14,533
Accrued liabilities	0		1
Total liabilities	0		1
Net assets available for benefits	16,178		14,532
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	14,687		13,204
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	764		749
Total assets	15,451		13,953
Accrued liabilities	0		0
Total liabilities	0		0
Net assets available for benefits	15,451		13,953
Cash and Cash Equivalents | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	54		60
Cash and Cash Equivalents | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	53		57
Equity | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,876		3,105
Equity | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,858		3,091
Common Collective Trust | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,766		9,201
Common Collective Trust | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,085		8,656
Mutual Fund | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,245		1,014
Mutual Fund | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,235		1,009
Brokerage window | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	460		394
Brokerage window | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 456		$ 391